Report of Independent Registered Public Accounting Firm


To the Shareholders and the Board of Trustees of The Cushing MLP & Infrastructure Total Return Fund

Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of The Cushing MLP & Infrastructure Total Return Fund (formerly known as
The Cushing MLP Total Return Fund) (the ?Fund?), including the schedule of investments, as of November 30, 2018, and the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the ?financial statements?). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund at November 30, 2018, the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion
These financial statements are the responsibility of the Fund?s management.
Our responsibility is to express an opinion on the Fund?s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (?PCAOB?) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund?s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund?s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned asof November 30, 2018, by correspondence with the custodian and brokers or by otherappropriate auditing procedures where replies from brokers were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.





We have served as the auditor of one or more Cushing investment companies since 2011.

Dallas, Texas
January 29, 2019